Segment Information	12 Months Ended
Dec. 31, 2024
Segment Information
Segment Information

19.  Segment Information

The Group’s organizational structure is based on a number of factors that the Group’s CODM uses to evaluate, view and run its business operations which include, but not limited to, customer base, products and technology. The Group’s operating segments are based on such organizational structure and information reviewed by the Group’s CODM to evaluate the operating segment results. The Group has internal reporting of revenue, cost and expenses by nature as a whole. Hence, the Group has only one operating segment.

The accounting policies of the single segment are the same as described in the significant accounting policies. The Group’s CODM reviews cost and expenses at the consolidated level as disclosed in the consolidated statements of operations and comprehensive loss. Key revenue streams are as below (in thousands):

	For the Year Ended December 31,
	2022	2023	2024
	RMB	RMB	RMB
Marketing services (i)	1,956,480	1,652,992	1,247,092
Paid membership	1,230,804	1,826,557	1,761,978
Vocational training	248,266	565,585	468,111
Others	169,369	153,755	121,724
Total revenues	3,604,919	4,198,889	3,598,905

(i)

The Group reported revenues generated from advertising and content-commerce solutions collectively as “marketing services revenue” to better present the Group’s business and results of operation in line with the Group’s overall strategies during the year ended December 31, 2023, the revenue of marketing services for the year ended December 31, 2022 have been retrospectively re-classified.

19.  Segment Information (Continued)

Substantially all revenues are derived from China based on the geographical locations where services are provided to customers. In addition, the Group’s long-lived assets are substantially all located in China, and the amount of long-lived assets attributable to any individual other country is not material. Therefore, no geographical segments are presented.